Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Products sales to related parties			$ 0
Professional fees			533,213	$ 287,441
Due to related party	$ 320,000
Director [Member]
Related Party Transaction [Line Items]
Professional fees	$ 9,900	$ 54,500
L I Accounting Associates L L C [Member]
Related Party Transaction [Line Items]
Related party expense			$ 64,400